QUARTERLY FINANCIAL DATA (UNAUDITED) - Quarterly Financial Results (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 3,181	$ 2,972	$ 2,718	$ 2,802	$ 3,039	$ 2,851	$ 2,834	$ 2,638	$ 11,673	$ 11,362	$ 11,099
Gross margin	1,191	1,195	1,038	1,163	1,298	1,230	1,153	1,080	4,587	4,761	4,759
Net income attributable to Baxter stockholders	$ 168	$ 356	$ 246	$ 332	$ (23)	$ 369	$ 313	$ 342	$ 1,102	$ 1,001	$ 1,546
Earnings per share
Basic (in dollars per share)	$ 0.33	$ 0.70	$ 0.48	$ 0.65	$ (0.05)	$ 0.72	$ 0.61	$ 0.67	$ 2.17	$ 1.97	$ 2.90
Diluted (in dollars per share)	$ 0.33	$ 0.69	$ 0.48	$ 0.64	$ (0.05)	$ 0.71	$ 0.60	$ 0.66	$ 2.13	$ 1.93	$ 2.83